Key management compensation and related party transactions (Schedule of detailed information about key management personnel) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure of transactions between related parties [abstract]
Professional, other fees, and salaries	$ 107,201	$ 17,517	$ 4,684
Stock-based compensation	227,500	0	0
Key management compensation	$ 334,701	$ 17,517	$ 4,684